Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 16,786	$ 16,609
Ending balance	17,234	16,786
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	24,751	24,110
Additions	1,750	2,202
Business acquisitions	1,185	49
Transfers	920	1,279
Retirements and disposals	657	862
Impairment losses recognized in earnings	(885)	(866)
Amortization included in operating costs	(1,105)	(1,158)
Net foreign exchange differences	(8)
Reclassified to assets held for sale	(1)	(3)
Ending balance	25,950	24,751
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,965)	(7,501)
Transfers	4
Retirements and disposals	(630)	(819)
Amortization included in operating costs	1,377	1,283
Ending balance	(8,716)	(7,965)
Total
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,742	9,815
Ending balance	9,413	9,742
Total | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,742	9,815
Additions	6	553
Business acquisitions	263	5
Transfers	(13)	0
Retirements and disposals	0	1
Impairment losses recognized in earnings	(583)	(627)
Amortization included in operating costs	0	0
Net foreign exchange differences	(2)
Reclassified to assets held for sale	0	(3)
Ending balance	9,413	9,742
Total | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,387	2,432
Ending balance	2,562	2,387
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,387	2,432
Additions	0	0
Business acquisitions	233	4
Transfers	(13)	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(43)	(49)
Amortization included in operating costs	0	0
Net foreign exchange differences	(2)
Reclassified to assets held for sale	0	0
Ending balance	2,562	2,387
Brands | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Spectrum and other licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,500	5,949
Ending balance	6,519	6,500
Spectrum and other licences | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,500	5,949
Additions	6	553
Business acquisitions	30	1
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(17)	0
Amortization included in operating costs	0	0
Net foreign exchange differences	0
Reclassified to assets held for sale	0	(3)
Ending balance	6,519	6,500
Spectrum and other licences | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Broadcast licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	855	1,434
Ending balance	332	855
Broadcast licences | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	855	1,434
Additions	0	0
Business acquisitions	0	0
Transfers	0	0
Retirements and disposals	0	1
Impairment losses recognized in earnings	(523)	(578)
Amortization included in operating costs	0	0
Net foreign exchange differences	0
Reclassified to assets held for sale	0	0
Ending balance	332	855
Broadcast licences | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Total
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,044	6,794
Ending balance	7,821	7,044
Total | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	15,009	14,295
Additions	1,744	1,649
Business acquisitions	922	44
Transfers	933	1,279
Retirements and disposals	657	861
Impairment losses recognized in earnings	(302)	(239)
Amortization included in operating costs	(1,105)	(1,158)
Net foreign exchange differences	(6)
Reclassified to assets held for sale	(1)	0
Ending balance	16,537	15,009
Total | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,965)	(7,501)
Transfers	4
Retirements and disposals	(630)	(819)
Amortization included in operating costs	1,377	1,283
Ending balance	(8,716)	(7,965)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,483	5,152
Ending balance	5,514	5,483
Software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	12,000	11,345
Additions	332	317
Business acquisitions	64	4
Transfers	920	1,279
Retirements and disposals	579	860
Impairment losses recognized in earnings	(48)	(85)
Amortization included in operating costs	0	0
Net foreign exchange differences	(1)
Reclassified to assets held for sale	0	0
Ending balance	12,688	12,000
Software | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,517)	(6,193)
Transfers	4
Retirements and disposals	(572)	(818)
Amortization included in operating costs	1,225	1,142
Ending balance	(7,174)	(6,517)
Customer relation-ships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	633	689
Ending balance	1,316	633
Customer relation-ships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,818	1,778
Additions	0	0
Business acquisitions	834	40
Transfers	0	0
Retirements and disposals	43	0
Impairment losses recognized in earnings	(1)	0
Amortization included in operating costs	0	0
Net foreign exchange differences	(5)
Reclassified to assets held for sale	(1)	0
Ending balance	2,602	1,818
Customer relation-ships | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,185)	(1,089)
Transfers	0
Retirements and disposals	(23)	0
Amortization included in operating costs	124	96
Ending balance	(1,286)	(1,185)
Program and feature film rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	677	651
Ending balance	748	677
Program and feature film rights | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	677	651
Additions	1,403	1,328
Business acquisitions	23	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(250)	(144)
Amortization included in operating costs	(1,105)	(1,158)
Net foreign exchange differences	0
Reclassified to assets held for sale	0	0
Ending balance	748	677
Program and feature film rights | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	251	302
Ending balance	243	251
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	514	521
Additions	9	4
Business acquisitions	1	0
Transfers	13	0
Retirements and disposals	35	1
Impairment losses recognized in earnings	(3)	(10)
Amortization included in operating costs	0	0
Net foreign exchange differences	0
Reclassified to assets held for sale	0	0
Ending balance	499	514
Other | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(263)	(219)
Transfers	0
Retirements and disposals	(35)	(1)
Amortization included in operating costs	28	45
Ending balance	$ (256)	$ (263)